First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 86.0%
	Aerospace & Defense — 1.4%
$315,000	Axon Enterprise, Inc.	0.50%	12/15/27	$901,078
81,000	Rocket Lab U.S.A., Inc. (a)	4.25%	02/01/29	464,377
				1,365,455
	Automobiles — 1.1%
1,225,000	Rivian Automotive, Inc.	3.63%	10/15/30	1,093,970
	Biotechnology — 5.5%
530,000	Alnylam Pharmaceuticals, Inc.	1.00%	09/15/27	608,761
832,000	Ascendis Pharma A/S	2.25%	04/01/28	896,249
169,000	Bridgebio Pharma, Inc.	2.50%	03/15/27	192,737
270,000	Cytokinetics, Inc.	3.50%	07/01/27	333,108
457,000	Exact Sciences Corp. (a)	2.00%	03/01/30	471,396
484,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	575,031
336,000	Insmed, Inc.	0.75%	06/01/28	805,869
400,000	Mirum Pharmaceuticals, Inc.	4.00%	05/01/29	687,917
520,000	Sarepta Therapeutics, Inc.	1.25%	09/15/27	558,220
308,000	Travere Therapeutics, Inc.	2.25%	03/01/29	313,896
				5,443,184
	Broadline Retail — 1.8%
1,180,000	Alibaba Group Holding Ltd. (a)	0.50%	06/01/31	1,380,305
350,000	JD.com, Inc. (a)	0.25%	06/01/29	402,150
				1,782,455
	Capital Markets — 1.7%
492,000	Coinbase Global, Inc. (a)	0.25%	04/01/30	574,903
618,000	Galaxy Digital Holdings LP (a)	2.50%	12/01/29	677,081
246,000	Morgan Stanley Finance LLC	1.00%	11/23/27	415,563
				1,667,547
	Communications Equipment — 1.3%
400,000	Lumentum Holdings, Inc.	0.50%	12/15/26	450,280
615,000	Lumentum Holdings, Inc.	1.50%	12/15/29	871,479
				1,321,759
	Construction & Engineering — 1.4%
424,000	Fluor Corp.	1.13%	08/15/29	529,109
611,000	Granite Construction, Inc. (a)	3.25%	06/15/30	806,062
				1,335,171
	Consumer Finance — 1.7%
375,000	LendingTree, Inc.	0.50%	07/15/25	365,156
325,000	SoFi Technologies, Inc. (a)	1.25%	03/15/29	590,038
747,000	Upstart Holdings, Inc. (a)	1.00%	11/15/30	743,638
				1,698,832
	Consumer Staples Distribution & Retail — 0.3%
225,000	Chefs’ (The) Warehouse, Inc.	2.38%	12/15/28	306,830
	Diversified Consumer Services — 0.7%
280,000	Stride, Inc.	1.13%	09/01/27	711,200
	Diversified Telecommunication Services — 0.3%
309,000	AST SpaceMobile Inc (a)	4.25%	03/01/32	335,064
	Electric Utilities — 5.5%
470,000	Duke Energy Corp.	4.13%	04/15/26	490,210

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,522,000	NextEra Energy Capital Holdings, Inc. (a)	3.00%	03/01/27	$1,759,432
190,000	NRG Energy, Inc.	2.75%	06/01/48	474,164
1,547,000	PG&E Corp.	4.25%	12/01/27	1,581,778
303,000	PPL Capital Funding, Inc.	2.88%	03/15/28	322,468
755,000	Southern (The) Co.	3.88%	12/15/25	797,469
				5,425,521
	Electrical Equipment — 0.5%
348,000	Bloom Energy Corp.	3.00%	06/01/28	512,047
	Electronic Equipment, Instruments & Components — 1.2%
255,000	Advanced Energy Industries, Inc.	2.50%	09/15/28	280,831
464,000	OSI Systems, Inc. (a)	2.25%	08/01/29	556,179
323,000	PAR Technology Corp.	1.50%	10/15/27	377,910
				1,214,920
	Entertainment — 3.4%
296,000	IMAX Corp.	0.50%	04/01/26	307,842
785,000	Liberty Media Corp.	2.25%	08/15/27	991,562
752,000	Live Nation Entertainment, Inc. (a)	2.88%	01/15/30	784,712
388,000	Sea Ltd.	2.38%	12/01/25	542,618
623,000	Spotify USA, Inc.	(b)	03/15/26	740,996
				3,367,730
	Financial Services — 3.4%
645,000	Affirm Holdings, Inc.	(b)	11/15/26	591,401
316,000	Affirm Holdings, Inc. (a)	0.75%	12/15/29	310,470
936,000	Global Payments, Inc. (a)	1.50%	03/01/31	921,024
1,255,000	Shift4 Payments, Inc.	0.50%	08/01/27	1,475,880
				3,298,775
	Food Products — 1.0%
277,000	Freshpet, Inc.	3.00%	04/01/28	657,875
295,000	Post Holdings, Inc.	2.50%	08/15/27	330,400
				988,275
	Ground Transportation — 1.5%
430,000	Uber Technologies, Inc.	(b)	12/15/25	448,419
876,000	Uber Technologies, Inc.	0.88%	12/01/28	1,020,540
				1,468,959
	Health Care Equipment & Supplies — 4.0%
700,000	Dexcom, Inc.	0.38%	05/15/28	648,683
340,000	Haemonetics Corp. (a)	2.50%	06/01/29	327,760
531,000	Insulet Corp.	0.38%	09/01/26	705,296
480,000	Integer Holdings Corp.	2.13%	02/15/28	818,880
349,000	Lantheus Holdings, Inc.	2.63%	12/15/27	474,670
683,000	Merit Medical Systems, Inc. (a)	3.00%	02/01/29	947,047
				3,922,336
	Health Care Providers & Services — 0.5%
525,000	Guardant Health, Inc.	(b)	11/15/27	464,940
	Health Care REITs — 1.4%
319,000	Ventas Realty, L.P.	3.75%	06/01/26	370,200
665,000	Welltower OP LLC (a)	2.75%	05/15/28	969,570
				1,339,770

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Hotels, Restaurants & Leisure — 6.8%
$347,000	Booking Holdings, Inc.	0.75%	05/01/25	$875,485
400,000	Carnival Corp.	5.75%	12/01/27	879,400
385,000	Cheesecake (The) Factory, Inc.	0.38%	06/15/26	400,803
971,000	DraftKings Holdings, Inc.	(b)	03/15/28	843,313
151,000	MakeMyTrip Ltd.	(b)	02/15/28	429,973
158,000	NCL Corp. Ltd.	5.38%	08/01/25	245,398
1,255,000	NCL Corp. Ltd.	1.13%	02/15/27	1,368,891
194,000	Royal Caribbean Cruises Ltd.	6.00%	08/15/25	1,037,754
456,000	Trip.com Group Ltd. (a)	0.75%	06/15/29	572,736
				6,653,753
	Household Durables — 0.2%
211,000	Meritage Homes Corp. (a)	1.75%	05/15/28	212,477
	Interactive Media & Services — 2.7%
656,000	fuboTV, Inc.	3.25%	02/15/26	635,533
555,000	Liberty TripAdvisor Holdings, Inc. (a)	0.50%	06/30/51	549,477
628,000	Morgan Stanley Finance LLC	0.13%	02/07/28	1,427,350
				2,612,360
	IT Services — 3.0%
590,000	Akamai Technologies, Inc.	0.13%	05/01/25	641,625
374,000	Applied Digital Corp. (a)	2.75%	06/01/30	376,524
460,000	DigitalOcean Holdings, Inc.	(b)	12/01/26	416,909
952,000	Snowflake, Inc. (a)	(b)	10/01/27	1,251,880
214,000	Snowflake, Inc. (a)	(b)	10/01/29	284,272
				2,971,210
	Leisure Products — 0.3%
170,000	Peloton Interactive, Inc. (a)	5.50%	12/01/29	335,006
	Media — 1.7%
525,000	Cable One	1.13%	03/15/28	435,435
812,000	Liberty Media Corp. (a)	2.38%	09/30/53	1,201,354
				1,636,789
	Metals & Mining — 1.1%
198,000	Equinox Gold Corp.	4.75%	10/15/28	240,570
409,000	MP Materials Corp. (a)	3.00%	03/01/30	523,765
101,000	United States Steel Corp.	5.00%	11/01/26	280,326
				1,044,661
	Mortgage REITs — 0.7%
425,000	PennyMac Corp.	5.50%	03/15/26	419,050
271,000	Two Harbors Investment Corp.	6.25%	01/15/26	269,103
				688,153
	Office REITs — 0.4%
301,000	COPT Defense Properties, L.P. (a)	5.25%	09/15/28	340,281
	Oil, Gas & Consumable Fuels — 1.0%
266,000	Centrus Energy Corp (a)	2.25%	11/01/30	291,616
615,000	Northern Oil & Gas, Inc.	3.63%	04/15/29	708,941
				1,000,557
	Passenger Airlines — 1.1%
637,000	American Airlines Group, Inc.	6.50%	07/01/25	726,781

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Passenger Airlines (Continued)
$116,000	JetBlue Airways Corp. (a)	2.50%	09/01/29	$147,890
236,000	Southwest Airlines Co.	1.25%	05/01/25	236,531
				1,111,202
	Pharmaceuticals — 0.6%
566,000	Jazz Investments I Ltd. (a)	3.13%	09/15/30	615,525
	Professional Services — 0.6%
513,000	Parsons Corp. (a)	2.63%	03/01/29	556,862
	Real Estate Management & Development — 1.0%
750,000	Zillow Group, Inc.	2.75%	05/15/25	939,750
	Retail REITs — 0.3%
274,000	Federal Realty OP LP (a)	3.25%	01/15/29	279,617
	Semiconductors & Semiconductor Equipment — 4.4%
176,000	Camtek Ltd.	(b)	12/01/26	304,891
560,000	MACOM Technology Solutions Holdings, Inc. (a)	(b)	12/15/29	568,960
920,000	MKS Instruments, Inc. (a)	1.25%	06/01/30	935,874
1,265,000	ON Semiconductor Corp.	0.50%	03/01/29	1,141,229
249,000	Semtech Corp.	1.63%	11/01/27	472,410
490,000	Synaptics, Inc. (a)	0.75%	12/01/31	533,134
705,000	Wolfspeed	0.25%	02/15/28	328,409
				4,284,907
	Software — 16.2%
823,000	BILL Holdings, Inc. (a)	(b)	04/01/30	882,667
481,000	Box, Inc. (a)	1.50%	09/15/29	480,760
329,000	Cerence Inc	1.50%	07/01/28	254,317
585,000	Core Scientific, Inc. (a)	(b)	06/15/31	557,212
306,000	Datadog, Inc.	0.13%	06/15/25	474,889
765,000	Datadog, Inc. (a)	(b)	12/01/29	752,747
1,080,000	Guidewire Software, Inc. (a)	1.25%	11/01/29	1,174,500
280,000	HubSpot, Inc.	0.38%	06/01/25	770,560
139,000	InterDigital, Inc.	3.50%	06/01/27	331,082
228,000	MARA Holdings Inc (a)	(b)	03/01/30	212,591
3,927,000	MicroStrategy, Inc. (a)	(b)	12/01/29	3,428,507
366,000	MicroStrategy, Inc. (a)	2.25%	06/15/32	670,329
405,000	Nutanix, Inc.	0.25%	10/01/27	532,170
508,000	Nutanix, Inc. (a)	0.50%	12/15/29	529,082
256,000	Palo Alto Networks, Inc.	0.38%	06/01/25	950,272
267,000	Progress Software Corp. (a)	3.50%	03/01/30	293,033
258,000	Q2 Holdings, Inc.	0.75%	06/01/26	309,110
280,000	Riot Platforms Inc (a)	0.75%	01/15/30	289,471
317,000	Tyler Technologies, Inc.	0.25%	03/15/26	398,152
494,000	Varonis Systems, Inc. (a)	1.00%	09/15/29	471,647
496,000	Vertex, Inc. (a)	0.75%	05/01/29	838,377
773,000	Workiva, Inc.	1.25%	08/15/28	778,991
418,000	Zscaler, Inc.	0.13%	07/01/25	572,451
				15,952,917
	Specialized REITs — 0.9%
877,000	Digital Realty Trust LP (a)	1.88%	11/15/29	889,717

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Specialty Retail — 1.5%
$287,000	Burlington Stores, Inc.	1.25%	12/15/27	$429,639
686,000	Wayfair, Inc.	1.00%	08/15/26	634,379
400,000	Wayfair, Inc.	3.25%	09/15/27	446,200
				1,510,218
	Technology Hardware, Storage & Peripherals — 1.9%
828,000	Seagate HDD Cayman	3.50%	06/01/28	1,070,086
565,000	Western Digital Corp.	3.00%	11/15/28	797,979
				1,868,065
	Total Convertible Corporate Bonds and Notes			84,568,767
	(Cost $73,814,731)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 11.0%
	Aerospace & Defense — 2.4%
39,750	Boeing (The) Co.	6.00%	10/15/27	2,384,602
	Banks — 3.4%
1,255	Bank of America Corp., Series L	7.25%	(c)	1,536,120
1,481	Wells Fargo & Co., Series L	7.50%	(c)	1,760,761
				3,296,881
	Capital Markets — 0.8%
13,600	Ares Management Corp., Series B	6.75%	10/01/27	825,384
	Chemicals — 0.8%
18,740	Albemarle Corp.	7.25%	03/01/27	759,345
	Electric Utilities — 0.3%
5,500	NextEra Energy, Inc.	7.30%	06/01/27	268,180
	Financial Services — 1.2%
13,310	Apollo Global Management, Inc.	6.75%	07/31/26	1,185,655
	Health Care Providers & Services — 0.5%
6,370	BrightSpring Health Services, Inc.	6.75%	02/01/27	528,455
	Machinery — 0.5%
6,700	Chart Industries, Inc., Series B	6.75%	12/15/25	520,925
	Technology Hardware, Storage & Peripherals — 1.1%
17,045	Hewlett Packard Enterprise Co.	7.63%	09/01/27	1,041,961
	Total Convertible Preferred Securities			10,811,388
	(Cost $9,959,868)

Shares	Description	Value
MONEY MARKET FUNDS — 2.7%
2,659,686	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (d)	2,659,686
	(Cost $2,659,686)

	Total Investments — 99.7%	98,039,841
	(Cost $86,434,285)
	Net Other Assets and Liabilities — 0.3%	265,650
	Net Assets — 100.0%	$98,305,491

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $34,069,098 or 34.7% of net assets.

(b)	Zero coupon security.
(c)	Perpetual maturity.
(d)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes*	$84,568,767	$—	$84,568,767	$—
Convertible Preferred Securities*	10,811,388	10,811,388	—	—
Money Market Funds	2,659,686	2,659,686	—	—
Total Investments	$98,039,841	$13,471,074	$84,568,767	$—

*	See Portfolio of Investments for industry breakout.